Long-Term Loans (Details)		12 Months Ended
	Nov. 30, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)
Long-Term Loans [Line Items]
Carrying value			$ 2,596,313
Asset Pledged as Collateral [Member]
Long-Term Loans [Line Items]
Carrying value		$ 2,392,509
Jingxiyun Shenzhen [Member]
Long-Term Loans [Line Items]
Bank loan	$ 1,395,946				¥ 10,000,000
Maturity date	October 30, 2026
Interest rate per annum	3.25%